Average Annual Total Returns{- Fidelity Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund Retail PRO-11 - Fidelity Short Duration High Income Fund	Fidelity Short Duration High Income Fund Return Before Taxes Past 1 year	Fidelity Short Duration High Income Fund Return Before Taxes Past 5 years	Fidelity Short Duration High Income Fund Return Before Taxes Since Inception		Fidelity Short Duration High Income Fund After Taxes on Distributions Past 1 year	Fidelity Short Duration High Income Fund After Taxes on Distributions Past 5 years	Fidelity Short Duration High Income Fund After Taxes on Distributions Since Inception		Fidelity Short Duration High Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Short Duration High Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Short Duration High Income Fund After Taxes on Distributions and Sales Since Inception		ML221 Past 1 year	ML221 Past 5 years	ML221 Since Inception		F1879 Past 1 year	F1879 Past 5 years	F1879 Since Inception
Total	3.32%	4.00%	3.35%	[1]	1.91%	2.33%	1.63%	[1]	1.96%	2.32%	1.77%	[1]	4.88%	5.04%	4.49%	[1]	4.96%	5.04%	4.45%	[1]

[1]	(a)From November 5, 2013